Promissory Notes Issue, Government Bonds, Long-Term Notes Receivable And Other Assets	12 Months Ended
Dec. 31, 2021
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Promissory Notes Issue, Government Bonds, Long-Term Notes Receivable And Other Assets
NOTE 15.	PROMISSORY NOTES ISSUE, GOVERNMENT BONDS, LONG-TERM NOTES RECEIVABLE AND OTHER ASSETS

A.	Promissory notes
On December 24, 2015, the SHCP published in the Official Gazette of the Federation the
Disposiciones de carácter general relativas a la asunción por parte del Gobierno Federal de obligaciones de pago de pensiones y jubilaciones a cargo de Petróleos Mexicanos y sus empresas productivas subsidiarias
(General provisions regarding the assumption by the Mexican Government of the payment obligations related to pensions and retirement plans of Petróleos Mexicanos and its productive state-owned subsidiaries). These regulations stated the terms, conditions, financing mechanisms and payment arrangements pursuant to which the SHCP would assume a portion of the payment obligations related to PEMEX’s pensions and retirement plans. An independent expert reviewed the calculation, the methodology used, the maturity profile and all of the information provided by PEMEX.
In accordance with these provisions and prior to the completion of the independent expert’s review described above, on December 24, 2015, the Mexican Government issued in advance payment, through the SHCP, a Ps. 50,000,000 non-negotiable promissory note due December 31, 2050 payable to Petróleos Mexicanos. The promissory note, which accrued interest at a rate of 6.93% per year, was recognized as a long-term note receivable in non-current assets once the independent expert named by SHCP concluded its review.
On August 5, 2016, Petróleos Mexicanos received promissory notes issued by the Mexican Government at a discount value of Ps. 184,230,586 as of June 29, 2016, as part of the Mexican Government’s assumption of a portion of the payment liabilities related to Petróleos Mexicanos and Subsidiary Entities’ pensions and retirement plans, which notes were delivered in exchange for the Ps. 50,000,000 promissory notes issued to Petróleos Mexicanos on December 24, 2015. On August 15, 2016, Petróleos Mexicanos exchanged Ps. 47,000,000 of these promissory notes for short-term floating rate Mexican Government debt securities, known as
Bonos de Desarrollo del Gobierno Federal
(Development Bonds of the Mexican Government or “BONDES D”). Petróleos Mexicanos then sold the BONDES D to Mexican development banks at market prices.
Petróleos Mexicanos recognized a Ps. 135,439,612 increase in equity as a result of the Ps. 184,230,586 of the promissory notes as of June 29, 2016, minus the Ps. 50,000,000 promissory note received by Petróleos Mexicanos on December 24, 2015, plus a Ps. 1,209,026 increase in the value of the promissory notes from June 29, 2016 to August 15, 2016, the date on which PEMEX received the promissory notes.
During the period from January 1 to November 19, 2020, PEMEX recorded Ps. 7,097,040 in accrued interest from these receivable promissory notes. This amount was recognized as financing income in the consolidated statement of comprehensive income.
Yield rates for these promissory notes were fixed all throughout their lifespans and up to their maturities.
As of December 31, 2019, as part of the Mexican Government’s strategy to finance PEMEX, Petróleos Mexicanos received the prepayment of 7 promissory notes (one maturing in 2019 and 6 maturing in subsequent years) in the amount of Ps.
 38,705,497 (Ps. 32,493,666 of principal and Ps. 6,211,831 of interest), which was transferred to the FOLAPE for the obligation payment related to its pension and retirement plan obligation. The monetization of 2 promissory notes took place after the document’s expiration date, resulting in additional interest of
Ps. 614 million.
On March 31, 2020, Petróleos Mexicanos received the payment of promissory note No. 4 in the amount of Ps. 4,983,670 (Ps. 4,102,622 of principal and Ps. 881,048 of interest), which was transferred to the FOLAPE.
On November 19, 2020, Petróleos Mexicanos and the SHCP agreed to exchange 16 promissory notes in favor of Petróleos Mexicanos (notes 5 to 20) in a total amount of Ps. 128,656,192 for 18 series of Mexican Government local bonds (the “Government Bonds”). The resources from the Government Bonds will be exclusively transferred to the FOLAPE for the payments related to its pension and retirement plan obligations.
The roll-forward related to the promissory notes is as follows:

	For the year ended December 31,
	2020 (i)
Balance at the beginning of the year	Ps.	126,534,822
Collected promissory notes		(4,102,622)
Accrued interests		7,097,040
Interests received from promissory notes		(881,048)
Reversal of (impairment) of the promissory notes		8,000
Exchange from promissory notes to Bonds		(128,656,192)

Balance at the end of the period	Ps.	—

(i)	Until November 19, 2020.
B.	Government bonds
As of December 31, 2021 and 2020, the balance of Government Bonds (see Note 15-A), includes Government Bonds valued at amortized cost as follows:

	2021		2020
Government bonds (1)	Ps.	110,855,356	Ps.	129,549,519
Less: current portion of Government Bonds, net of expected credit losses		1,253,451		18,036,557

Total long-term notes receivable	Ps.	109,601,905	Ps.	111,512,962

(1)	As of December 31, 2021 and 2020, includes an expected credit loss of Ps. 13,038 and Ps. 17,581, respectively.
As of November 19, 2020, the value of the Government Bonds was Ps. 128,786,611, and the liability was Ps. 95,597,610.
On November 20, 2020, Petróleos Mexicanos monetized the whole of the Government Bonds by entering into a three-year financial arrangement to partially raise an equivalent of Ps. 95,597,610 at an annual rate of 8.56275%, maturing November 24, 2023. Petróleos Mexicanos retains the risks, benefits and economic rights of the Government Bonds, which were delivered to a financial institution. Petróleos Mexicanos will continue to collect coupon and principal payments from the securities throughout the term of the transaction. Therefore, Petróleos Mexicanos recognizes these Government Bonds as restricted assets and recognizes short-term debt for the monetization. The resources from the Government Bonds will be transferred to the FOLAPE for payments related to its pension and retirement plan obligations.
During the period from January 1 to December 31, 2021, interest income generated by the Government Bonds amounted to Ps. 7,094,180, of which Petróleos Mexicanos received payments in the amount of Ps. 7,126,559. Interest income generated by the Government Bonds amounted to Ps. 2,103,099 during the period from November 20, 2020 to December 31, 2020. Petróleos Mexicanos received payments in the amount of Ps. 817,270, which were recognized as financial income in the consolidated statement of comprehensive income.
As of December 31, 2021, the Government Bonds consist of 17 series of development bonds (D Bonds, M Bonds and UDI Bonds) issued by the SHCP with maturities between 2023 and 2026, with a notional amount of Ps. 102,492,032 and Ps. 913,482 in UDIs.
As of December 31, 2020, the Government Bonds consisted of 18 series of development bonds issued by the SHCP with maturities between 2021 and 2026, with a notional amount of Ps. 118,280,727 and Ps. 913,482 in UDIs.
As of December 31, 2021 and 2020, the fair value of the transferred assets was Ps. 109,124,514 and Ps. 129,320,536, respectively and the fair value of the associated liabilities was Ps. 83,869,441 and Ps. 95,630,214, respectively, resulting in a net position of Ps. 25,255,073 and Ps. 33,690,322, respectively.
As of December 31, 2021 and 2020, the recorded liability was Ps. 84,189,749 (Ps. 83,401,120 of principal and Ps. 788,629 of interest) and Ps. 96,461,665 (Ps. 95,597,610 of principal and Ps. 864,055 of interest), respectively (see Note 16).
The roll-forward of the Mexican Bonds is as follows:

		December 31,
		2021		2020
Balance as of the beginning of the year	Ps.	129,549,519		—
Promissory notes value at the beginning of the exchange as of November 19, 2020		—		128,656,192
Financial income from the Exchange of promissory notes to Bonds		—		130,419

Initial value of Government Bonds		129,549,519		128,786,611
Government Bonds collected		(15,788,696	) (1)
Accrued interests		7,094,180		2,103,099
Interests received from bonds		(7,126,559)		(817,270)
Impact of the valuation of bonds in UDIS		459,149		(505,339)
Amortized cost		(3,336,781)		—
Reversal (Impairment) of bonds		4,544		(17,582)

Balance at the end of the year	Ps.	110,855,356		129,549,519

(1)	Government Bonds was collected on December 9, 2021.

C.	Long-term notes receivable
As of December 31, 2021 and 2020, the balance of long-term notes receivable was Ps. 1,646,290 and Ps. 886,827 and includes Ps. 833,473 of collection rights related to Value Added Tax from the non-recourse factoring contract between Pemex Logistics and Banco Mercantil del Norte, S.A.

D.	Other assets
At December 31, 2021 and 2020, the balance of other assets was as follows:

		December 31,
		2021	2020
Payments in advance (1)	Ps.	35,931,167	5,223,679
Other (2)		2,327,872	1,680,934
Insurance		853,891	678,897

Total other assets	Ps.	39,112,930	7,583,510

(1)	Mainly advance payments to contractors for the construction of the Dos Bocas Refinery through PTI ID.
(2)
Includes restricted cash for Ps. 50,661 as of December 31, 2020, as a result of a cash retention ordered by the court in a commercial judgement promoted by OPCO Soluciones, S.A. de C.V. against PEMEX’s subsidiary company AGRO, due to lack of payment by this subsidiary company.